UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

American Beacon®

INSTITUTIONAL FUNDS TRUST

# 2017 SEMI-ANNUAL REPORT

## April 30, 2017

DIVERSIFIED FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

American Beacon Diversified FundSM

Fund Overview

April 30, 2017 (Unaudited)

The inception date of the Diversified Fund (the “Fund”) was March 24, 2017, and returns below reflect performance from inception through April 30, 2017. The AAL Class returned 1.80%, which outperformed the S&P 500 Index (the “Index”) return of 1.77%.

Total Returns for the Period ended April 30, 2017
	1 Month*	Since Inception (3/24/17)*
AAL Class	0.49%	1.80%

S&P 500 Index(1)	1.03%	1.77%

*	Not Annualized

1.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. One cannot directly invest in an index.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 0.96%, Due 1/31/2019		3.8
U.S. Treasury Notes/Bonds, 1.00%, Due 7/31/2018		3.6
Bank of America Corp.		1.6
U.S. Treasury Notes/Bonds, 3.00%, Due 5/15/2046		1.3
Citigroup, Inc.		1.3
JPMorgan Chase & Co.		1.1
Microsoft Corp.		1.1
American International Group, Inc.		0.9
U.S. Treasury Notes/Bonds, 2.88%, Due 11/15/2046		0.9
Medtronic PLC		0.8

Total Fund Holdings	596

Sector Allocation (% Equities)
Financials		23.9
Information Technology		13.2
Health Care		11.7
Industrials		11.1
Energy		10.0
Consumer Discretionary		9.6
Consumer Staples		6.5
Materials		6.3
Telecommunication Services		4.5
Utilities		2.0
Real Estate		1.0
Exchange Traded Instruments		0.2

American Beacon Diversified FundSM

Fund Overview

April 30, 2017 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	56.5
U.S. Agency Mortgage-Backed Obligations	12.2
Financial	9.5
Technology	4.6
Consumer, Non-cyclical	4.1
Consumer, Cyclical	2.9
Industrial	1.8
Utilities	1.5
Asset-Backed Obligations	1.4
Energy	1.3
Municipal Obligations	1.2
Communications	1.0
Basic Materials	0.9
Commercial Mortgage-Backed Obligations	0.7
Foreign Government Obligations	0.4

Country Allocation (% Investments)
United States	63.6
United Kingdom	7.1
Japan	3.7
France	3.6
Netherlands	2.6
Germany	2.3
Ireland	2.2
Switzerland	1.8
Canada	1.5
Republic of Korea	1.1
Sweden	0.9
China	0.9
Taiwan	0.9
Hong Kong	0.7
Singapore	0.7
Norway	0.7
Brazil	0.6
Bermuda	0.5
Spain	0.5
Belgium	0.5
Italy	0.4
Turkey	0.3
South Africa	0.3
Indonesia	0.3
Denmark	0.3
Israel	0.3
Australia	0.3
Finland	0.2
Luxembourg	0.2
Cayman Islands	0.2
Portugal	0.2
Puerto Rico	0.1
Thailand	0.1
British Virgin Islands	0.1
Russia	0.1
Panama	0.1
Austria	0.1
Supranational	0.0	*

*	Amounts less than .05%

American Beacon Diversified FundSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from March 24, 2017 through April 30, 2017.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Diversified FundSM

Expense Examples

April 30, 2017 (Unaudited)

	Beginning Account Value 3/24/2017	Ending Account Value 4/30/2017	Expenses Paid During Period 3/24/2017-4/30/2017*
AAL Class
Actual	$1,000.00	$1,018.00	$0.61
Hypothetical**	$1,000.00	$1,004.60	$0.61

*	Expenses are equal to the Fund’s annualized expense ratios for the since inception period of 0.58% for the AAL Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (38) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 70.87%
Consumer Discretionary - 6.81%
Auto Components - 1.38%
Adient PLC	5,500	$404,580
Cie Generale des Etablissements Michelin	18,900	2,469,502
Goodyear Tire & Rubber Co.	43,900	1,590,497
Magna International, Inc.	34,000	1,420,180
Valeo S.A.	30,157	2,168,101

		8,052,860

Automobiles - 1.14%
Ford Motor Co.	48,800	559,736
General Motors Co.	91,300	3,162,632
Harley-Davidson, Inc.	5,200	295,412
Honda Motor Co., Ltd., ADR	10,200	296,820
Hyundai Motor Co., GDR	9,610	386,803
Isuzu Motors Ltd.	78,900	1,070,166
Toyota Motor Corp., ADR	8,500	919,190

		6,690,759

Diversified Consumer Services - 0.14%
Estacio Participacoes S.A., ADR	151,100	849,182

Hotels, Restaurants & Leisure - 0.19%
Carnival Corp.	8,000	494,160
Norwegian Cruise Line Holdings Ltd.A	11,600	625,588

		1,119,748

Household Durables - 0.94%
DR Horton, Inc.	20,700	680,823
Lennar Corp., Class A	33,300	1,681,650
Panasonic Corp.	78,400	935,736
Sony Corp.	54,800	1,847,887
Tupperware Brands Corp.	5,100	366,231

		5,512,327

Media - 1.00%
CBS Corp., Class B, NVDR	15,900	1,058,304
Comcast Corp., Class A	25,300	991,507
Discovery Communications, Inc., Class AA	45,800	1,318,124
Discovery Communications, Inc.A	14,000	391,720
Omnicom Group, Inc.	3,700	303,844
RTL Group S.A.A	7,992	619,409
Scripps Networks Interactive, Inc., Class A	4,000	298,880
SES S.A.	18,000	393,619
Sky PLC	35,810	460,100

		5,835,507

Multiline Retail - 0.61%
Dollar General Corp.	9,200	668,932
Don Quijote Holdings Co., Ltd.	44,400	1,619,072
Ryohin Keikaku Co., Ltd.	3,900	879,533
Target Corp.	7,700	430,045

		3,597,582

Specialty Retail - 1.19%
ABC-Mart, Inc.	12,400	688,549
Bed Bath & Beyond, Inc.	16,500	639,375
Home Depot, Inc.	13,600	2,122,960

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Consumer Discretionary - 6.81% (continued)
Specialty Retail - 1.19% (continued)
Kingfisher PLC	216,940	$958,987
Lowe’s Cos., Inc.	21,900	1,858,872
Mr Price Group Ltd.	57,246	672,966

		6,941,709

Textiles, Apparel & Luxury Goods - 0.22%
Hanesbrands, Inc.	30,900	673,929
Michael Kors Holdings Ltd.A	16,800	627,144

		1,301,073

Total Consumer Discretionary		39,900,747

Consumer Staples - 4.64%
Beverages - 1.16%
Anheuser-Busch InBev S.A.	12,418	1,398,684
Carlsberg A/S, Class B	9,619	960,033
Coca-Cola Co.	29,900	1,290,185
Diageo PLC	38,191	1,111,230
Kirin Holdings Co., Ltd.	46,400	901,569
Suntory Beverage & Food Ltd.	25,800	1,153,739

		6,815,440

Food & Staples Retailing - 1.09%
CVS Health Corp.	29,400	2,423,736
Koninklijke Ahold Delhaize N.V.	39,663	821,757
Seven & I Holdings Co., Ltd.	18,000	760,529
Wal-Mart Stores, Inc.	8,100	608,958
Walgreens Boots Alliance, Inc.	20,500	1,774,070

		6,389,050

Food Products - 0.57%
Archer-Daniels-Midland Co.	26,300	1,203,225
Bunge Ltd.	3,900	308,217
Kellogg Co.	5,600	397,600
Mondelez International, Inc., Class A	31,600	1,422,948

		3,331,990

Personal Products - 0.60%
Coty, Inc., Class A	30,700	547,995
Unilever N.V.	28,200	1,473,168
Unilever PLC	29,162	1,500,248

		3,521,411

Tobacco - 1.22%
Altria Group, Inc.	21,100	1,514,558
British American Tobacco PLC	34,940	2,360,010
Imperial Brands PLC, ADR	29,000	1,441,938
Philip Morris International, Inc.	16,200	1,795,608

		7,112,114

Total Consumer Staples		27,170,005

Energy - 7.05%
Energy Equipment & Services - 0.66%
Halliburton Co.	25,500	1,169,940
Helmerich & Payne, Inc.	5,920	358,989

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Energy - 7.05% (continued)
Energy Equipment & Services - 0.66% (continued)
Oceaneering International, Inc.	13,300	$350,987
Petrofac Ltd.	57,630	607,962
Precision Drilling Corp.A	68,800	273,678
SBM Offshore N.V.	69,470	1,144,564

		3,906,120

Oil, Gas & Consumable Fuels - 6.39%
Anadarko Petroleum Corp.	21,500	1,225,930
Apache Corp.	33,200	1,614,848
BP PLC, ADR	134,800	4,626,336
BP PLC	329,930	1,890,913
Caltex Australia Ltd.	30,728	687,283
Canadian Natural Resources Ltd.	65,500	2,087,485
Chevron Corp.	16,800	1,792,560
Cobalt International Energy, Inc.A	152,000	59,447
ConocoPhillips	38,900	1,863,699
Devon Energy Corp.	32,500	1,283,425
Eni SpA	81,433	1,265,820
EQT Corp.	19,800	1,151,172
Galp Energia SGPS S.A.	60,810	945,249
Hess Corp.	26,000	1,269,580
Inpex Corp.	64,900	622,074
Kosmos Energy Ltd.A	42,800	257,228
Marathon Oil Corp.	92,000	1,368,040
Murphy Oil Corp.	36,700	960,806
Phillips 66	44,900	3,572,244
Pioneer Natural Resources Co.	7,300	1,262,827
Royal Dutch Shell PLC, Class A	69,482	1,802,110
Royal Dutch Shell PLC, Class B	64,430	1,712,805
Royal Dutch Shell PLC, Class A, ADR	18,800	981,172
Statoil ASA	67,089	1,107,211
Suncor Energy, Inc.	21,600	676,933
Total S.A.	25,700	1,320,524

		37,407,721

Total Energy		41,313,841

Financials - 17.00%
Banks - 9.63%
Banco Bilbao Vizcaya Argentaria S.A., Sponsored ADR	202,700	1,621,600
Bangkok Bank PCL	9,000	48,656
Bank of America Corp.	389,200	9,083,928
Barclays PLC	464,310	1,276,416
BNP Paribas S.A., ADR	19,200	678,720
BNP Paribas S.A.	20,190	1,424,704
BOK Financial Corp.	12,100	1,019,909
CIT Group, Inc.	7,600	351,956
Citigroup, Inc.	126,800	7,496,416
Citizens Financial Group, Inc.	27,400	1,005,854
Credit Agricole S.A.	99,400	1,477,973
Cullen/Frost Bankers, Inc.	10,700	1,009,973
DBS Group Holdings Ltd.	147,500	2,042,819
First Republic Bank	12,500	1,155,750
HSBC Holdings PLC	190,400	1,572,724
ING Groep N.V.	88,670	1,443,511
JPMorgan Chase & Co.	74,600	6,490,200
Kasikornbank PCL	112,100	599,552
KB Financial Group, Inc., ADR	14,620	635,532

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 17.00% (continued)
Banks - 9.63% (continued)
KBC Group N.V.	9,600	$693,108
M&T Bank Corp.	8,500	1,320,985
Mitsubishi UFJ Financial Group, Inc., ADR	170,900	1,083,506
National Bank of Canada	23,400	909,395
Nordea Bank AB	109,313	1,345,231
PNC Financial Services Group, Inc.	8,100	969,975
Popular, Inc.	19,100	800,481
Standard Chartered PLCA	145,020	1,354,629
Sumitomo Mitsui Financial Group, Inc.	32,200	1,191,234
Swedbank AB, Class A	28,135	666,742
UniCredit SpAA	70,265	1,143,502
United Overseas Bank Ltd.	42,400	661,575
Wells Fargo & Co.	71,100	3,828,024

		56,404,580

Capital Markets - 1.85%
Ameriprise Financial, Inc.	13,800	1,764,330
Bank of New York Mellon Corp.	6,800	320,008
Blackstone Group MLP	57,500	1,773,300
Goldman Sachs Group, Inc.	2,900	649,020
Julius Baer Group Ltd.A	13,582	707,766
KKR & Co. MLP	135,100	2,564,198
Morgan Stanley	22,300	967,151
State Street Corp.	13,100	1,099,090
UBS Group AG	56,040	957,467

		10,802,330

Consumer Finance - 1.04%
Capital One Financial Corp.	24,000	1,929,120
Navient Corp.	42,300	642,960
OneMain Holdings, Inc.A	19,100	445,412
Provident Financial PLC	19,092	792,283
Santander Consumer USA Holdings, Inc.A	63,200	805,168
SLM Corp.A	69,000	865,260
Synchrony Financial	22,000	611,600

		6,091,803

Diversified Financial Services - 0.26%
Berkshire Hathaway, Inc., Class BA	9,300	1,536,453

Insurance - 4.06%
Aegon N.V.	202,270	1,030,937
AIA Group Ltd.	137,000	948,460
Allstate Corp.	3,900	317,031
American International Group, Inc.	83,000	5,055,530
Aon PLC	12,300	1,474,032
Aviva PLC	66,830	453,998
AXA S.A.	43,170	1,152,584
BB Seguridade Participacoes S.A., ADR	153,600	1,443,686
China Life Insurance Co., Ltd., Class H	287,000	872,621
Chubb Ltd.	11,100	1,523,475
MetLife, Inc.	18,200	942,942
Prudential PLC	112,773	2,506,450
Sampo OYJ, Class A	22,601	1,083,001
Sanlam Ltd.	215,743	1,144,441
Swiss Re AG	4,890	425,602
Travelers Companies, Inc.	7,800	948,948

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 17.00% (continued)
Insurance - 4.06% (continued)
UNIQA Insurance Group AG	55,470	$463,085
XL Group Ltd.	48,100	2,012,985

		23,799,808

Mortgage Real Estate Investment Trusts (REITs) - 0.08%
Two Harbors Investment Corp.	45,600	455,544

Thrifts & Mortgage Finance - 0.08%
Radian Group, Inc.	25,900	437,192

Total Financials		99,527,710

Health Care - 8.32%
Biotechnology - 1.26%
AbbVie, Inc.	33,900	2,235,366
Amgen, Inc.	8,400	1,371,888
Biogen, Inc.A	1,900	515,299
Celgene Corp.A	4,300	533,415
Gilead Sciences, Inc.	9,300	637,515
Shire PLC	35,988	2,114,770

		7,408,253

Health Care Equipment & Supplies - 1.61%
Baxter International, Inc.	37,500	2,088,000
ConvaTec Group PLCA	77,824	309,549
Danaher Corp.	16,100	1,341,613
Draegerwerk AG & Co. KGaA	4,300	470,507
Medtronic PLC	58,200	4,835,838
Zimmer Biomet Holdings, Inc.	3,100	370,915

		9,416,422

Health Care Providers & Services - 0.87%
Acadia Healthcare Co., Inc.A	13,644	594,605
Anthem, Inc.	21,700	3,860,213
Sinopharm Group Co., Ltd., Class H	137,200	615,591

		5,070,409

Life Sciences Tools & Services - 0.23%
MorphoSys AGA	11,230	681,614
QIAGEN N.V.A	22,810	682,048

		1,363,662

Pharmaceuticals - 4.35%
Bayer AG	11,400	1,410,687
GlaxoSmithKline PLC, ADR	22,300	912,070
GlaxoSmithKline PLC	30,700	616,320
Horizon Pharma PLCA	43,800	673,644
Jazz Pharmaceuticals PLCA	2,500	398,200
Johnson & Johnson	15,100	1,864,397
Mallinckrodt PLCA	13,600	638,112
Merck & Co., Inc.	31,500	1,963,395
Merck KGaA	11,750	1,379,761
Mylan N.V.A	15,400	575,190
Novartis AG, ADR	18,600	1,432,758
Novartis AG	28,521	2,194,254
Pfizer, Inc.	79,100	2,683,072
Roche Holding AG	6,690	1,750,158
Sanofi	19,080	1,800,088

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Health Care - 8.32% (continued)
Pharmaceuticals - 4.35% (continued)
Sanofi, ADR	55,900	$2,644,070
Teva Pharmaceutical Industries Ltd., Sponsored ADR	52,440	1,656,055
UCB S.A.	11,490	895,649

		25,487,880

Total Health Care		48,746,626

Industrials - 7.90%
Aerospace & Defense - 1.52%
BAE Systems PLC	134,470	1,092,017
Boeing Co.	5,000	924,150
Embraer S.A., ADR	12,600	241,920
General Dynamics Corp.	12,800	2,480,512
Raytheon Co.	10,600	1,645,226
Rockwell Collins, Inc.	9,800	1,020,082
Rolls Royce Holdings PLCA	26,800	281,856
Rolls Royce Holdings PLC, Class C	1,760,800	2,281
United Technologies Corp.	5,800	690,142
Zodiac Aerospace	22,480	545,825

		8,924,011

Airlines - 0.90%
American Airlines Group, Inc.	37,700	1,606,774
Delta Air Lines, Inc.	41,100	1,867,584
Deutsche Lufthansa AG	54,040	932,434
Ryanair Holdings PLC, Sponsored ADRA	9,500	873,335

		5,280,127

Building Products - 0.97%
Assa Abloy AB, Class B	80,250	1,738,676
Cie de Saint-Gobain	21,810	1,177,190
Johnson Controls International PLC	66,700	2,772,719

		5,688,585

Construction & Engineering - 0.55%
AECOMA	16,200	554,202
Chicago Bridge & Iron Co. N.V.	16,200	487,296
Fluor Corp.	8,200	420,824
Vinci S.A.	20,625	1,754,658

		3,216,980

Electrical Equipment - 0.35%
ABB Ltd.	37,560	919,559
Eaton Corp. PLC	15,300	1,157,292

		2,076,851

Industrial Conglomerates - 1.13%
CK Hutchison Holdings Ltd.	105,000	1,311,428
Honeywell International, Inc.	12,600	1,652,364
KOC Holding A/S, ADR	27,700	652,058
Koninklijke Philips N.V.	46,400	1,597,088
Siemens AG	9,810	1,406,282

		6,619,220

Machinery - 1.04%
CNH Industrial N.V.	104,000	1,154,400
Cummins, Inc.	9,400	1,418,836
IHI Corp.A	281,000	952,842

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 7.90% (continued)
Machinery - 1.04% (continued)
Oshkosh Corp.	25,100	$1,741,689
PACCAR, Inc.	4,700	313,631
Parker-Hannifin Corp.	3,000	482,400

		6,063,798

Marine - 0.12%
AP Moller – Maersk A/S, Class B	399	690,102

Professional Services - 0.49%
RELX PLC	71,101	1,442,129
Wolters Kluwer N.V.	33,766	1,434,102

		2,876,231

Road & Rail - 0.17%
Canadian National Railway Co.	13,600	983,050

Trading Companies & Distributors - 0.66%
AerCap Holdings N.V.A	35,900	1,651,759
Howden Joinery Group PLC	101,368	607,881
Wolseley PLC	25,059	1,591,662

		3,851,302

Total Industrials		46,270,257

Information Technology - 9.36%
Communications Equipment - 0.60%
Cisco Systems, Inc.	55,400	1,887,478
Telefonaktiebolaget LM Ericsson, Sponsored ADR	250,100	1,623,149

		3,510,627

Electronic Equipment, Instruments & Components - 0.62%
Corning, Inc.	64,400	1,857,940
IPG Photonics Corp.A	5,800	732,656
Omron Corp.	9,700	405,925
TE Connectivity Ltd.	8,500	657,645

		3,654,166

Internet Software & Services - 0.63%
Baidu, Inc., ADRA	5,260	948,010
Tencent Holdings Ltd.	86,800	2,716,144

		3,664,154

IT Services - 0.78%
Cap Gemini S.A.	16,733	1,675,084
Cielo S.A., ADR	88,200	671,202
First Data Corp., Class AA	41,300	645,106
PayPal Holdings, Inc.A	26,300	1,255,036
Teradata Corp.A	10,400	303,472

		4,549,900

Semiconductors & Semiconductor Equipment - 2.00%
Infineon Technologies AG	54,360	1,125,072
Intel Corp.	19,900	719,385
Microchip Technology, Inc.	25,000	1,889,500
Micron Technology, Inc.A	70,900	1,961,803
QUALCOMM, Inc.	27,000	1,450,980
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	133,400	4,411,538
Versum Materials, Inc.	5,500	176,110

		11,734,388

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Information Technology - 9.36% (continued)
Software - 2.66%
Adobe Systems, Inc.A	16,800	$2,246,832
Microsoft Corp.	93,000	6,366,780
Oracle Corp.	92,000	4,136,320
SAP SE	28,146	2,822,814

		15,572,746

Technology Hardware, Storage & Peripherals - 2.07%
Apple, Inc.	7,800	1,120,470
Hewlett Packard Enterprise Co.	174,200	3,245,346
Konica Minolta, Inc.	118,100	1,043,539
Pegatron Corp., GDR	29,280	431,374
Quanta Computer, Inc., GDR	41,500	429,840
Samsung Electronics Co., Ltd., GDR	5,942	5,829,102

		12,099,671

Total Information Technology		54,785,652

Materials - 4.50%
Chemicals - 2.32%
Air Liquide S.A.	10,837	1,305,604
Air Products & Chemicals, Inc.	14,000	1,967,000
Akzo Nobel N.V.	13,090	1,144,707
Dow Chemical Co.	63,000	3,956,400
Eastman Chemical Co.	12,400	988,900
Lanxess AG	16,540	1,194,528
LyondellBasell Industries N.V., Class A	5,700	483,132
Novozymes A/S, Class B	5,090	219,903
PPG Industries, Inc.	13,400	1,471,856
Yara International ASA	22,570	839,081

		13,571,111

Construction Materials - 0.86%
CRH PLC	31,110	1,135,878
HeidelbergCement AG	11,640	1,077,753
James Hardie Industries PLC, CDI	47,740	810,401
Martin Marietta Materials, Inc.	9,100	2,003,729

		5,027,761

Containers & Packaging - 0.31%
Crown Holdings, Inc.A	18,500	1,037,665
International Paper Co.	9,900	534,303
Nampak Ltd.A	185,350	248,266

		1,820,234

Metals & Mining - 0.89%
BHP Billiton PLC	100,564	1,530,442
Glencore PLCA	65,970	259,452
Reliance Steel & Aluminum Co.	12,100	953,722
Silver Wheaton Corp.	41,300	824,154
Sumitomo Metal Mining Co., Ltd.	59,000	799,987
Tahoe Resources, Inc.	53,800	435,902
Thyssenkrupp AG	17,940	427,091

		5,230,750

Paper & Forest Products - 0.12%
Louisiana-Pacific Corp.A	26,600	684,684

Total Materials		26,334,540

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Real Estate - 0.67%
Real Estate Management & Development - 0.67%
Cheung Kong Property Holdings Ltd.	126,500	$907,480
Daiwa House Industry Co., Ltd.	71,200	2,114,763
Mitsui Fudosan Co., Ltd.	40,200	883,336

		3,905,579

Total Real Estate		3,905,579

Telecommunication Services - 3.20%
Diversified Telecommunication Services - 1.89%
AT&T, Inc.	45,300	1,795,239
BT Group PLC	174,350	688,180
China Telecom Corp. Ltd., Class H	2,388,000	1,166,623
Singapore Telecommunications Ltd.	472,500	1,261,443
Telefonica S.A.	77,908	861,806
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	61,200	2,004,300
Telenor ASA	124,877	2,018,743
Verizon Communications, Inc.	27,200	1,248,752

		11,045,086

Wireless Telecommunication Services - 1.31%
China Mobile Ltd.	79,000	842,473
KDDI Corp.	36,900	978,317
Mobile TeleSystems PJSC, Sponsored ADR	51,100	527,352
SoftBank Group Corp.	18,200	1,378,286
Turkcell Iletisim Hizmetleri A/S, ADRA	168,600	1,475,250
Vodafone Group PLC	505,830	1,304,077
Vodafone Group PLC, Sponsored ADR	44,500	1,165,455

		7,671,210

Total Telecommunication Services		18,716,296

Utilities - 1.42%
Electric Utilities - 0.40%
Entergy Corp.	14,400	1,098,144
PPL Corp.	6,700	255,337
Red Electrica Corp. S.A.	36,876	719,025
Southern Co.	5,600	278,880

		2,351,386

Gas Utilities - 0.19%
National Fuel Gas Co.	19,791	1,096,026

Independent Power and Renewable Electricity Producers - 0.45%
AES Corp.	84,100	951,171
Calpine Corp.A	163,400	1,666,680

		2,617,851

Multi-Utilities - 0.26%
CenterPoint Energy, Inc.	25,100	716,103
Innogy SEA B	22,920	842,628

		1,558,731

Water Utilities - 0.12%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	76,100	700,120

Total Utilities		8,324,114

Total Common Stocks (Cost $407,437,795)		414,995,367

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.45%
Basic Materials - 0.16%
Dow Chemical Co.,
4.13%, Due 11/15/2021	$155,000	$164,652
3.50%, Due 10/1/2024	321,000	329,364
EI du Pont de Nemours & Co., 2.20%, Due 5/1/2020	110,000	110,172
Monsanto Co., 1.15%, Due 6/30/2017	184,000	183,924
Nucor Corp.,
4.13%, Due 9/15/2022	83,000	88,877
4.00%, Due 8/1/2023	85,000	90,014

		967,003

Communications - 0.22%
AT&T, Inc.,
4.45%, Due 4/1/2024	85,000	89,466
4.50%, Due 5/15/2035	114,000	107,969
6.35%, Due 3/15/2040	62,000	70,914
Comcast Corp.,
5.88%, Due 2/15/2018	212,000	219,245
3.15%, Due 3/1/2026	91,000	90,437
6.55%, Due 7/1/2039	233,000	306,828
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	187,000	201,465
4.13%, Due 3/16/2027	189,000	193,261

		1,279,585

Consumer, Cyclical - 0.72%
American Honda Finance Corp., 1.70%, Due 2/22/2019	150,000	150,066
CVS Health Corp., 2.13%, Due 6/1/2021	111,000	109,530
Daimler Finance North America LLC,
2.25%, Due 9/3/2019B	181,000	181,658
2.45%, Due 5/18/2020B	337,000	338,867
Delphi Corp., 4.15%, Due 3/15/2024	163,000	171,796
Ford Motor Credit Co. LLC,
2.03%, Due 6/15/2018C	508,000	510,636
2.16%, Due 1/9/2020C	733,000	739,082
5.88%, Due 8/2/2021	200,000	222,509
3.81%, Due 1/9/2024	98,000	98,986
Home Depot, Inc.,
2.70%, Due 4/1/2023	78,000	79,466
3.35%, Due 9/15/2025	70,000	72,446
McDonald’s Corp., 3.70%, Due 1/30/2026	197,000	203,144
Newell Brands, Inc., 5.50%, Due 4/1/2046	88,000	102,327
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	311,000	312,936
PACCAR Financial Corp.,
1.30%, Due 5/10/2019	62,000	61,465
2.20%, Due 9/15/2019	98,000	98,686
Toyota Motor Credit Corp., 2.13%, Due 7/18/2019	342,000	344,466
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	181,000	265,275
Walgreens Boots Alliance, Inc., 2.60%, Due 6/1/2021	124,000	124,717

		4,188,058

Consumer, Non-cyclical - 0.95%
Abbott Laboratories,
2.35%, Due 11/22/2019	93,000	93,504
4.90%, Due 11/30/2046	93,000	97,299
AbbVie, Inc.,
2.90%, Due 11/6/2022	88,000	88,372
4.30%, Due 5/14/2036	93,000	91,041

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Consumer, Non-cyclical - 0.95% (continued)
Altria Group, Inc., 4.75%, Due 5/5/2021	$155,000	$168,781
Amgen, Inc., 4.40%, Due 5/1/2045	98,000	96,708
Anheuser-Busch InBev Finance, Inc.,
1.90%, Due 2/1/2019	1,915,000	1,919,006
2.65%, Due 2/1/2021	176,000	178,161
3.65%, Due 2/1/2026	176,000	179,349
Baxalta, Inc., 4.00%, Due 6/23/2025	73,000	75,084
Becton Dickinson and Co., 3.13%, Due 11/8/2021	101,000	101,570
Cardinal Health, Inc., 3.20%, Due 3/15/2023	122,000	124,203
Celgene Corp., 5.25%, Due 8/15/2043	75,000	81,064
Express Scripts Holding Co., 4.50%, Due 2/25/2026	1,149,000	1,194,133
Genzyme Corp., 5.00%, Due 6/15/2020	41,000	44,572
Humana, Inc., 3.15%, Due 12/1/2022	155,000	156,717
Kaiser Foundation Hospitals, 4.15%, Due 5/1/2047	65,000	65,252
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022	70,000	72,215
5.00%, Due 7/15/2035	67,000	70,643
Molson Coors Brewing Co., 3.00%, Due 7/15/2026	142,000	136,324
Philip Morris International, Inc., 2.63%, Due 3/6/2023	95,000	94,157
Reynolds American, Inc., 5.85%, Due 8/15/2045	67,000	79,168
UnitedHealth Group, Inc.,
1.63%, Due 3/15/2019	130,000	129,615
3.95%, Due 10/15/2042	85,000	84,448
Zimmer Biomet Holdings, Inc., 3.55%, Due 4/1/2025	145,000	144,503

		5,565,889

Energy - 0.19%
Buckeye Partners LP, 4.88%, Due 2/1/2021	85,000	90,332
Chevron Corp., 1.79%, Due 11/16/2018	101,000	101,506
Columbia Pipeline Group, Inc., 4.50%, Due 6/1/2025	109,000	115,405
Energy Transfer Partners LP, 5.30%, Due 4/15/2047	57,000	56,256
Enterprise Products Operating LLC, 6.13%, Due 10/15/2039	67,000	79,077
Magellan Midstream Partners LP, 5.00%, Due 3/1/2026	52,000	57,878
Marathon Petroleum Corp., 3.63%, Due 9/15/2024	85,000	84,690
MPLX LP,
4.88%, Due 12/1/2024	93,000	99,446
5.20%, Due 3/1/2047	49,000	50,172
Phillips 66,
2.95%, Due 5/1/2017	117,000	117,000
4.30%, Due 4/1/2022	88,000	94,874
Phillips 66 Partners LP, 3.55%, Due 10/1/2026	57,000	55,337
Spectra Energy Partners LP, 3.38%, Due 10/15/2026	67,000	65,154
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024	52,000	53,417

		1,120,544

Financial - 2.27%
American Express Co., 4.05%, Due 12/3/2042	111,000	110,259
American Express Credit Corp., 2.13%, Due 3/18/2019	192,000	193,056
American International Group, Inc.,
4.88%, Due 6/1/2022	311,000	339,453
4.50%, Due 7/16/2044	57,000	55,768
Bank of America Corp.,
2.25%, Due 4/21/2020, Series L	301,000	300,896
4.13%, Due 1/22/2024	207,000	217,548
6.11%, Due 1/29/2037	189,000	221,345
5.00%, Due 1/21/2044	256,000	280,864
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	202,000	201,838
2.20%, Due 3/4/2019	189,000	190,642

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Financial - 2.27% (continued)
BB&T Corp.,
1.45%, Due 1/12/2018	$179,000	$179,117
2.75%, Due 4/1/2022	315,000	319,125
Bear Stearns Companies LLC, 7.25%, Due 2/1/2018	329,000	342,611
Boston Properties LP, 3.65%, Due 2/1/2026	187,000	187,807
Capital One Financial Corp., 2.45%, Due 4/24/2019	142,000	142,840
CBOE Holdings, Inc., 3.65%, Due 1/12/2027	132,000	133,273
Chubb INA Holdings, Inc., 3.35%, Due 5/3/2026	73,000	74,656
Citigroup, Inc.,
1.86%, Due 4/27/2018C	1,088,000	1,092,250
3.70%, Due 1/12/2026	192,000	194,037
3.89%, Due 1/10/2028C	270,000	273,965
5.88%, Due 1/30/2042	155,000	189,453
CNA Financial Corp., 7.35%, Due 11/15/2019	153,000	171,999
Crown Castle International Corp., 3.40%, Due 2/15/2021	91,000	92,878
ERP Operating LP, 3.00%, Due 4/15/2023	83,000	82,700
Goldman Sachs Group, Inc.,
5.95%, Due 1/18/2018	233,000	240,016
2.88%, Due 2/25/2021	140,000	141,629
5.75%, Due 1/24/2022	415,000	468,210
3.50%, Due 1/23/2025	98,000	98,434
Intercontinental Exchange, Inc., 2.75%, Due 12/1/2020	98,000	99,655
JPMorgan Chase & Co.,
3.63%, Due 5/13/2024	466,000	481,293
3.78%, Due 2/1/2028C	168,000	170,861
5.50%, Due 10/15/2040	337,000	398,453
JPMorgan Chase Bank NA, 1.60%, Due 9/21/2018C	233,000	233,706
KeyCorp, 5.10%, Due 3/24/2021	62,000	67,891
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023B	122,000	129,860
Mastercard, Inc., 3.38%, Due 4/1/2024	130,000	135,550
Morgan Stanley,
7.30%, Due 5/13/2019	389,000	428,948
5.63%, Due 9/23/2019	181,000	195,453
3.70%, Due 10/23/2024	249,000	255,051
3.13%, Due 7/27/2026	171,000	164,996
National Rural Utilities Cooperative Finance Corp.,
1.65%, Due 2/8/2019	98,000	97,820
2.95%, Due 2/7/2024	93,000	93,773
PNC Financial Services Group, Inc., 3.30%, Due 3/8/2022	168,000	174,575
Raymond James Financial, Inc., 3.63%, Due 9/15/2026	135,000	134,693
Simon Property Group LP, 2.20%, Due 2/1/2019	251,000	252,702
State Street Corp., 2.55%, Due 8/18/2020	70,000	71,041
US Bancorp, 1.95%, Due 11/15/2018	272,000	273,509
Ventas Realty LP, 5.70%, Due 9/30/2043	70,000	79,708
Visa, Inc.,
1.20%, Due 12/14/2017	207,000	207,002
2.80%, Due 12/14/2022	98,000	99,789
3.15%, Due 12/14/2025	137,000	139,269
Wells Fargo & Co.,
2.15%, Due 1/30/2020, Series N	73,000	73,231
2.55%, Due 12/7/2020	114,000	115,090
2.19%, Due 7/26/2021C	1,968,000	1,997,677
3.00%, Due 10/23/2026	70,000	67,497
4.75%, Due 12/7/2046	93,000	95,877

		13,271,639

Industrial - 0.43%
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024B	337,000	347,713
Burlington Northern Santa Fe LLC, 3.65%, Due 9/1/2025	70,000	73,385

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Industrial - 0.43% (continued)
Caterpillar Financial Services Corp., 1.35%, Due 5/18/2019	$132,000	$130,892
Eaton Corp.,
5.60%, Due 5/15/2018	83,000	86,311
2.75%, Due 11/2/2022	80,000	80,417
General Electric Co.,
5.25%, Due 12/6/2017	111,000	113,579
5.63%, Due 5/1/2018	194,000	201,991
6.00%, Due 8/7/2019	181,000	198,196
5.50%, Due 1/8/2020	130,000	142,550
Hexcel Corp., 3.95%, Due 2/15/2027	98,000	99,777
Norfolk Southern Corp., 5.75%, Due 4/1/2018	220,000	228,252
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	78,000	83,386
3.85%, Due 4/15/2045	161,000	156,630
Stanley Black & Decker, Inc., 2.45%, Due 11/17/2018	194,000	196,012
Union Pacific Corp., 3.38%, Due 2/1/2035	78,000	75,963
United Technologies Corp., 6.13%, Due 7/15/2038	233,000	301,755

		2,516,809

Technology - 1.15%
Analog Devices, Inc., 3.90%, Due 12/15/2025	98,000	101,381
Apple, Inc.,
2.40%, Due 5/3/2023	231,000	229,607
4.50%, Due 2/23/2036	444,000	487,219
4.65%, Due 2/23/2046	1,141,000	1,243,244
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.38%, Due 1/15/2020B	44,000	44,028
3.63%, Due 1/15/2024B	238,000	241,461
Broadridge Financial Solutions, Inc., 3.40%, Due 6/27/2026	91,000	89,771
Dell International LLC / EMC Corp.,
3.48%, Due 6/1/2019B	111,000	113,530
4.42%, Due 6/15/2021B	104,000	109,179
Hewlett Packard Enterprise Co., 6.35%, Due 10/15/2045	2,112,000	2,194,281
Intel Corp., 3.30%, Due 10/1/2021	124,000	130,166
Microsoft Corp., 4.45%, Due 11/3/2045	1,279,000	1,365,771
Oracle Corp.,
2.50%, Due 5/15/2022	122,000	122,661
4.30%, Due 7/8/2034	168,000	177,021
QUALCOMM, Inc., 3.00%, Due 5/20/2022	70,000	71,403

		6,720,723

Utilities - 0.36%
Berkshire Hathaway Energy Co., 6.13%, Due 4/1/2036	316,000	395,662
Consolidated Edison Co. of New York, Inc., 4.63%, Due 12/1/2054	60,000	64,332
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	114,000	118,767
Duke Energy Corp., 3.55%, Due 9/15/2021	192,000	199,832
Duke Energy Progress LLC, 4.15%, Due 12/1/2044	135,000	139,036
Edison International, 2.95%, Due 3/15/2023	88,000	88,758
Georgia Power Co., 1.95%, Due 12/1/2018	78,000	78,244
MidAmerican Energy Co., 3.10%, Due 5/1/2027	132,000	132,738
Pacific Gas & Electric Co., 4.25%, Due 3/15/2046	145,000	149,935
Southern Co.,
2.15%, Due 9/1/2019	98,000	97,920
2.75%, Due 6/15/2020	259,000	261,274
Southern Power Co.,
4.15%, Due 12/1/2025	91,000	95,059
4.95%, Due 12/15/2046, Series F	93,000	93,661
Union Electric Co., 6.70%, Due 2/1/2019	104,000	112,384

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Utilities - 0.36% (continued)
WEC Energy Group, Inc., 3.55%, Due 6/15/2025	$101,000	$104,235

		2,131,837

Total Corporate Obligations (Cost $37,533,338)		37,762,087

FOREIGN CORPORATE OBLIGATIONS - 0.41%
Basic Materials - 0.06%
LYB International Finance B.V., 4.00%, Due 7/15/2023	158,000	166,224
Potash Corp. of Saskatchewan, Inc., 4.00%, Due 12/15/2026	101,000	103,492
Rio Tinto Finance USA Ltd., 3.75%, Due 6/15/2025	67,000	69,786

		339,502

Communications - 0.04%
Rogers Communications, Inc., 2.90%, Due 11/15/2026	135,000	129,026
TELUS Corp., 2.80%, Due 2/16/2027	106,000	99,110

		228,136

Consumer, Non-cyclical - 0.07%
Sanofi,
1.25%, Due 4/10/2018	54,000	53,960
4.00%, Due 3/29/2021	109,000	116,089
Shire Acquisitions Investments Ireland DAC, 2.88%, Due 9/23/2023	109,000	106,872
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, Due 10/1/2026	119,000	110,801

		387,722

Energy - 0.13%
Canadian Natural Resources Ltd.,
3.90%, Due 2/1/2025	91,000	92,054
6.25%, Due 3/15/2038	189,000	214,547
Husky Energy, Inc., 3.95%, Due 4/15/2022	145,000	151,509
Shell International Finance B.V.,
1.63%, Due 11/10/2018	194,000	194,551
4.00%, Due 5/10/2046	91,000	88,387

		741,048

Financial - 0.10%
HSBC Holdings PLC, 3.26%, Due 3/13/2023C	132,000	133,571
Royal Bank of Canada, 2.13%, Due 3/2/2020	187,000	187,534
Toronto-Dominion Bank, 2.63%, Due 9/10/2018	194,000	196,566
Trinity Acquisition PLC, 4.40%, Due 3/15/2026	93,000	96,281

		613,952

Industrial - 0.01%
Johnson Controls International PLC, 4.50%, Due 2/15/2047	91,000	93,078

Total Foreign Corporate Obligations (Cost $2,389,207)		2,403,438

FOREIGN GOVERNMENT OBLIGATIONS - 0.11%
European Investment Bank, 2.38%, Due 6/15/2022	150,000	152,109
Kreditanstalt fuer Wiederaufbau, 2.13%, Due 6/15/2022	215,000	215,741
Province of Ontario Canada, 2.50%, Due 4/27/2026	179,000	176,317
Province of Quebec Canada, 2.38%, Due 1/31/2022	132,000	133,327

Total Foreign Government Obligations (Cost $672,701)		677,494

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.04%
Federal Home Loan Mortgage Corporation,
3.50%, Due 8/1/2026	49,371	51,885
3.50%, Due 9/1/2028	311,870	327,838

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

U.S. Agency Mortgage-Backed Obligations - 3.04% (continued)
Federal Home Loan Mortgage Corporation, (continued)
3.50%, Due 9/1/2035	$392,685	$409,807
3.50%, Due 7/1/2042	280,921	290,150
Federal National Mortgage Association,
4.00%, Due 5/1/2026	228,607	241,798
4.00%, Due 6/1/2026	298,967	316,482
3.00%, Due 11/1/2027	359,280	370,895
3.50%, Due 1/1/2028	157,148	164,426
3.00%, Due 7/1/2029	284,902	293,430
4.50%, Due 4/1/2034	119,777	129,552
5.50%, Due 6/1/2038	13,812	15,440
5.00%, Due 5/1/2040	298,451	327,628
5.00%, Due 6/1/2040	226,607	249,488
4.00%, Due 1/1/2041	179,302	189,474
4.50%, Due 4/1/2041	360,077	388,845
4.50%, Due 10/1/2041	431,093	467,301
3.00%, Due 5/1/2043	475,632	477,765
3.00%, Due 6/1/2043	407,404	409,189
3.50%, Due 6/1/2043	190,360	196,509
3.50%, Due 7/1/2043	199,720	206,465
3.50%, Due 4/1/2045	442,569	455,488
4.00%, Due 7/1/2045	449,954	475,946
4.00%, Due 7/1/2045	563,454	593,837
3.50%, Due 8/1/2045	180,127	185,403
3.50%, Due 11/1/2045	549,294	565,329
4.00%, Due 3/1/2046	1,049,350	1,110,327
3.00%, Due 4/1/2046	268,891	268,764
3.00%, Due 4/1/2046	114,326	114,272
3.50%, Due 5/1/2046	264,042	271,750
3.50%, Due 5/1/2046	408,622	420,551
3.00%, Due 6/1/2046	741,110	740,759
4.00%, Due 7/1/2046	450,080	474,684
4.00%, Due 7/1/2046	405,129	426,975
3.00%, Due 11/1/2046	741,498	742,612
3.50%, Due 11/1/2046	1,083,683	1,116,653
4.50%, Due 12/1/2046	195,829	210,822
Government National Mortgage Association,
4.50%, Due 5/15/2039	157,534	168,926
5.00%, Due 10/15/2039	136,421	152,738
4.50%, Due 6/15/2040	146,150	159,146
3.50%, Due 9/15/2041	390,289	405,633
3.50%, Due 3/15/2043	272,569	284,491
3.50%, Due 3/20/2045	261,061	272,364
3.00%, Due 6/20/2046	361,836	367,123
4.00%, Due 10/20/2046	235,444	249,290
4.00%, Due 12/15/2046	133,144	140,999
4.00%, Due 1/20/2047	153,646	162,681
4.00%, Due 2/20/2047	696,894	737,876
4.50%, Due 2/20/2047	240,405	256,952
4.00%, Due 3/20/2047	698,658	739,744

Total U.S. Agency Mortgage-Backed Obligations (Cost $17,733,769)		17,796,502

ASSET-BACKED OBLIGATIONS - 0.34%
Ally Master Owner Trust, 1.54%, Due 9/15/2019, 2012 5 A	308,000	308,187
Americredit Automobile Receivables Trust, 1.53%, Due 7/8/2021, 2016 4 A3	127,000	126,550
Capital One Multi-Asset Execution Trust, 1.34%, Due 4/15/2022, 2016 A3 A3	342,000	339,462
Chase Issuance Trust, 1.37%, Due 6/15/2021, 2016 A2 A	285,000	283,300
Ford Credit Auto Owner Trust, 2.03%, Due 8/15/2020, 2015 A B	313,000	315,033

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Asset-Backed Obligations - 0.34% (continued)
GM Financial Automobile Leasing Trust, 2.06%, Due 5/20/2020, 2017 1 A3	$306,000	$307,460
Honda Auto Receivables Owner Trust, 1.39%, Due 4/15/2020, 2016 2 A3	220,000	219,688
Volkswagen Auto Lease Trust, 1.25%, Due 12/20/2017, 2015 A A3	102,461	102,450

Total Asset-Backed Obligations (Cost $2,000,216)		2,002,130

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.19%
GS Mortgage Securities Trust, 3.03%, Due 11/10/2046, 2013-GC16 A2	482,580	490,532
JPMBB Commercial Mortgage Securities Trust, 3.16%, Due 7/15/2045, 2013-C12 ASB	345,000	355,831
WFRBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014-C19 A3	236,000	246,116

Total Commercial Mortgage-Backed Obligations (Cost $1,091,284)		1,092,479

MUNICIPAL OBLIGATIONS - 0.31% (Cost $1,776,783)
Municipal Electric Authority of Georgia, 6.66%, Due 4/1/2057	1,542,000	1,799,545

U.S. TREASURY OBLIGATIONS - 14.08%
U.S. Treasury Notes/Bonds,
0.75%, Due 2/28/2018	725,000	722,847
1.00%, Due 7/31/2018C	20,790,000	20,833,867
0.99%, Due 10/31/2018C	3,109,000	3,115,563
0.96%, Due 1/31/2019C	22,104,000	22,143,920
0.75%, Due 7/15/2019	4,440,000	4,385,539
2.00%, Due 11/15/2021	4,750,000	4,797,871
2.00%, Due 2/15/2022	3,610,000	3,645,537
2.38%, Due 8/15/2024	4,170,000	4,239,393
2.00%, Due 11/15/2026	930,000	907,404
3.13%, Due 11/15/2041	2,230,000	2,312,231
3.00%, Due 11/15/2045	7,469,000	7,523,852
2.50%, Due 5/15/2046	3,100,000	2,815,429
2.88%, Due 11/15/2046	5,081,000	4,994,069

Total U.S. Treasury Obligations (Cost $82,109,968)		82,437,522

	Shares
EXCHANGE-TRADED INSTRUMENTS - 0.15% (Cost $854,490)
Exchange-Traded Funds - 0.15%
iShares MSCI ACWI ex US ETF	19,500	868,920

SHORT-TERM INVESTMENTS - 4.28% (Cost $25,064,767)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%D	25,064,767	25,064,767

TOTAL INVESTMENTS - 100.23% (Cost $578,664,318)		586,900,251
OTHER LIABILITIES, NET OF ASSETS - (0.23%)		(1,342,446)

TOTAL NET ASSETS - 100.00%		$585,557,805

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,661,860 or 0.45% of net assets. The Fund has no right to demand registration of these securities.

C The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

D The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

CDI - Chess Depository Interest.

GDR - Global Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on April 30, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	Long	67	June 2017	$6,109,730	$156,144
Mini MSCI Emerging Markets Index Futures	Long	31	June 2017	1,517,450	34,267
S&P 500 E-Mini Index Futures	Long	62	June 2017	7,379,550	97,886

				$15,006,730	$288,297

Forward Currency Contracts Open on April 30, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	ZAR	14,592	5/2/2017	SSB	$255	$-	$255
Sell	ZAR	6,603	5/3/2017	SSB	1	-	1
Sell	ZAR	18,336	5/4/2017	SSB	-	(35)	(35)

					$256	$(35)	$221

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co

Currency Abbreviations:
ZAR	South African Rand

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$414,993,086	$-	$2,281	$414,995,367
Corporate Obligations	-	37,762,087	-	37,762,087
Foreign Corporate Obligations	-	2,403,438	-	2,403,438
Foreign Government Obligations	-	677,494	-	677,494
U.S. Agency Mortgage-Backed Obligations	-	17,796,502	-	17,796,502
Asset-Backed Obligations	-	2,002,130	-	2,002,130
Commercial Mortgage-Backed Obligations	-	1,092,479	-	1,092,479
Municipal Obligations	-	1,799,545	-	1,799,545
U.S. Treasury Obligations	-	82,437,522	-	82,437,522
Exchange-Traded Instruments	868,920	-	-	868,920
Short-Term Investments - Money Market Funds	25,064,767	-	-	25,064,767

Total Investments in Securities - Assets	$440,926,773	$145,971,197	$2,281	$586,900,251

Financial Derivative Instruments - Assets
Futures Contracts	$288,297	$-	$-	$288,297
Forward Currency Contracts	-	256	-	256

Total Financial Derivative Instruments - Assets	$288,297	$256	$-	$288,553

Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$-	$(35)	$-	$(35)

Total Financial Derivative Instruments - Liabilities	$-	$(35)	$-	$(35)

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2016	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$ -	$ 2,264	$ -	$-	$-	$17	$-	$-	$2,281	$17

** Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The common stock classified as Level 3 was fair valued using the redemption value as of April 30, 2017. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the valuation.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$561,835,484
Investments in affiliated securities, at fair value‡	25,064,767
Foreign currency, at fair value^	77,551
Cash	74,402
Deposit with brokers for futures contracts	653,400
Dividends and interest receivable	1,672,391
Receivable for investments sold	1,348,658
Receivable for tax reclaims	33,927
Unrealized appreciation from forward currency contracts	256
Prepaid expenses	26,765

Total assets	590,787,601

Liabilities:
Payable for investments purchased	4,888,982
Payable for variation margin from open futures contracts	43,161
Management and investment advisory fees payable	166,221
Custody and fund accounting fees payable	74,813
Professional fees payable	9,941
Trustee fees payable	14,227
Payable for prospectus and shareholder reports	23,196
Unrealized depreciation from forward currency contracts	35
Other liabilities	9,220

Total liabilities	5,229,796

Net Assets	$585,557,805

Analysis of Net Assets:
Paid-in-capital	$575,443,717
Undistributed net investment income	1,261,022
Accumulated net realized gain	326,523
Unrealized appreciation of investments	7,710,377
Unrealized appreciation of currency transactions	527,869
Unrealized appreciation of futures contracts	288,297

Net assets	$585,557,805

Shares outstanding at no par value (unlimited shares authorized)	57,544,372
Net assets	$585,557,805
Net asset value, offering and redemption price per share	$10.18

† Cost of investments in unaffiliated securities	$553,599,551
‡ Cost of investments in affiliated securities	$25,064,767
^ Cost of foreign currency	$77,397

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)A

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,273,833
Dividend income from affiliated securities	23,770
Interest income	302,426

Total investment income	1,600,029

Expenses:
Management and investment advisory fees (Note 2)	175,164
Custody and fund accounting fees	74,812
Professional fees	12,565
Prospectus and shareholder report expenses	32,117
Trustee fees	14,227
Other expenses	10,019

Total expenses	318,904

Net investment income	1,281,125

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	164,999
Foreign currency transactions	161,770
Futures contracts	(20,349)
Change in net unrealized appreciation (depreciation) of:
Investments	7,710,377
Foreign currency transactions	527,869
Futures contracts	288,297

Net gain from investments	8,832,963

Net increase in net assets resulting from operations	$10,114,088

† Foreign taxes	$93,113
A Commencement of operations, March 24, 2017 through April 30, 2017.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes of Net Assets

From March 24, 2017A to April 30, 2017
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,281,125
Net realized gain from investments, foreign currency transactions, and futures contracts	306,420
Change in net unrealized appreciation (depreciation) of investments, foreign currency transactions, and futures contracts	8,526,543

Net increase in net assets resulting from operations	10,114,088

Capital Share Transactions:
Proceeds from sales of shares	575,443,717

Net increase in net assets from capital share transactions	575,443,717

Net increase in net assets	585,557,805

Net Assets:
Beginning of period	-

End of Period *	$585,557,805

*Includes undistributed net investment income	$1,261,022

A Commencement of operations.

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Institutional Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (a “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The Fund commenced operations on March 24, 2017 with one class of shares, the AAL Class.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of a Fund’s outstanding shares could have a material impact on a Fund. As of April 30, 2017, based on management’s evaluation of the shareholder account base, four accounts have been identified as representing a non-affiliated controlling ownership of approximately 88% of the Fund’s outstanding shares.

2.   Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
Diversified	0.31%	$175,164	$118,659	$56,505

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees totaling $3,945 on the Fund’s direct investments in the USG Select Fund.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended April 30, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Fund’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the period ended April 30, 2017, there were no waived fees, expenses reimbursed, or recovered expenses.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Funds and the American Beacon Select Funds, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When the Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (of instance, in a forced or distressed sale). The price used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S.GAAP requires a reconciliation of the beginning to ending balances for reported fair value that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes of the Schedule of Investments.

4.  Securities and Other Investments

American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund’s rating and quality requirements.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

CHESS Depository Instruments (“CDIs”)

CDIs are financial products through which a unit of beneficial ownership is obtained in the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is not invested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk. Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Fund may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

The Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the over-the-counter (“OTC”) market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. (An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners)). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

Variable Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs and to hedge currency exposures. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Currency Contracts

The Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use forward currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2017, the Fund entered into forward currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Average Forward Currency Notional Amount Outstanding Period Ended April 30, 2017
Fund	Purchased Contracts	Sold Contracts
Diversified Fund	$–	$39,531

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2017
Diversified Fund	160

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward currency contracts	$–	$256	$–	$–	$–	$256
Receivable for variation margin from open futures contracts(2)	–	–	–	–	288,297	288,297

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward currency contracts	$–	$(35)	$–	$–	$–	$(35)

The effect of financial derivative instruments on the Statement of Operations for the period ended April 30, 2017:

	Derivatives not accounted for as hedging instruments
Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from foreign currency transactions contracts	$–	$(109)	$–	$–	$-	$(109)
Net realized gain (loss) from futures contracts	–	–	–	–	(20,349)	(20,349)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$–	$221	$–	$–	$–	$221
Change in unrealized appreciation (depreciation) from futures contracts	–	–	–	–	288,297	288,297

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by a Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund’s performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a futures contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, and non-U.S. currency futures contracts. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity and Operational Risk

The Fund and its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund’s service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invest, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. In addition, the Fund’s investments in derivatives are subject to the following risks

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common Stock - The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Depositary Receipts - Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

REITs - Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Flexible Strategy Risks

The Fund uses a variety of investment strategies seeking to provide a positive total return regardless of market conditions. The sub-advisors do not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not

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Notes to Financial Statements

April 30, 2017 (Unaudited)

perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “1933 Act”) or in non-U.S. markets pursuant to similar regulations, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction as movements in interest rates. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities are also affected by their duration. Fixed-income securities with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund, such as certain fixed-income instruments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multiple Sub-Advisor Risk

The Manager may allocate a Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, a Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and a Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Securities Lending Risk

To the extent the Fund lend its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Supranational Risk

Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investments in non-U.S. currencies.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by a Fund that are issued by government sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’‘), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’‘), Federal Home Loan Bank (‘‘FHLB’‘), Federal Farm Credit Banks (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund’s investments in value stocks seek to limit potential downside price risk over time, however, value stock prices may still decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. A Funds investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Variable and Floating Rate Securities Risks

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provides for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2017.

Offsetting of Financial and Derivative Assets and Liabilities as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$288,297	$-
Forward Currency Contracts	256	35

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$288,553	$35

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(288,297)	-

Total derivative assets and liabilities subject to an MNA	$256	$35

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2017:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Assets
State Street Bank & Trust Co	$256	$(35)	$-	$-	$221

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Assets
State Street Bank & Trust Co	$35	$(35)	$-	$-	$-

(1) The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Diversified	$578,924,487	$11,753,433	$(3,777,669)	$7,975,764

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Diversified	$7,975,764	$1,975,242	$160,769	$(288,297)	$290,610	$10,114,088

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and reclassifications of income from publicly traded partnerships.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and paydown reclasses as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Diversified	$–	$(20,103)	$20,103	$–

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$236,678,306	$46,257,411	$81,896,760	$24,089,613

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Fund	Type of Transaction	October 31, 2016 Shares/Fair Value	Purchases	Sales	April 30, 2017 Shares/Fair Value	Dividend Income
Diversified	Direct	$-	$247,041,628	$221,976,861	$25,064,767	$23,770

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	March 24, 2017A to April 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net gains on investments (both realized and unrealized)	0.16

Total income (loss) from investment operations	0.18

Less distributions:
Dividends from net investment income	-

Net asset value, end of period	$10.18

Total returnB	1.80	%C

Ratios and supplemental data:
Net assets, end of period	$585,557,805
Ratios to average net assets:
Expenses, before reimbursements	0.58	%D
Expenses, net of reimbursements	0.58	%D
Net investment income, before expense reimbursements	2.31	%D
Net investment income, net of reimbursements	2.31	%D
Portfolio turnover rate	20	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 24, 2017 through April 30, 2017 and is not annualized.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approvals Related to American Beacon Diversified Fund

At its February 27-28, 2017 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Institutional Funds Trust (“Trust”), on behalf of the American Beacon Diversified Fund (“Fund”), a new series of the Trust, and (2) the approval of new investment advisory agreements (each, an “Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and each of (i) Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), (ii) Brandywine Global Investment Management, LLC (“Brandywine”), (iii) Hotchkis and Wiley Capital Management, LLC (“Hotchkis”), (iv) Lazard Asset Management LLC (“Lazard”), (v) Templeton Investment Counsel, LLC (“Templeton”), and (vi) Aristotle Capital Management, LLC (“Aristotle”), the Fund’s proposed subadvisers (each, a “Subadviser”).

Approval of American Beacon Advisors, Inc.

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board of American Beacon Funds (the “Beacon Trust”) and American Beacon Select Funds (together with the Beacon Trust, the “AB Trusts”) at its May 17, 2016 and June 7-8, 2016 meetings in connection with the review of the current Management Agreement between the Manager and the AB Trusts as it related to the existing series of the AB Trusts (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the AB Trusts as it relates to the Existing Funds at its May 17, 2016 and June 7-8, 2016 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. At its May 17, 2016 and June 7-8, 2016 meetings, the Board also considered the Manager’s representations regarding the Manager’s disciplined investment approach and goal to provide above average long-term performance on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds, except that, since the Fund will have only have one share class and the Fund’s shares will be issued solely in private placement

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933 and Regulation D thereunder, the Manager will not provide to the Fund certain services that it provides to the Existing Funds, such as services related to the Existing Funds’ multiple class structure. The Board also considered that, since the Fund will be self-distributed, the Manager’s services to the Fund will include the preparation of any required state registrations or other filings, but will not include the oversight of financial intermediaries. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to each Subadviser’s investment professionals in connection with its consideration of the Advisory Agreements.

Costs of the Services Provided to the Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent the Fund engages in securities lending activities. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation, except for those expenses which are specifically identifiable as expenses of the Fund. Accordingly, except for those expenses, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on distribution and non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to earn a pre-tax profit on both a pre-distribution and post-distribution basis from its first year of rendering services to the Fund. The Board also considered the amount of those projected profits.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered that the management fee rate proposed by the Manager for the Fund, both on a stand-alone basis and when combined with the proposed advisory fee rates to be paid to each Subadviser, is lower than the average advisory fee rates paid by peer group funds in the Fund’s Morningstar, Inc. (“Morningstar”) category in which the Manager expects the Fund to be placed. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered that breakpoints were not included in the proposed management fee and considered the Manager’s representation that the proposed management fee rate for the Fund reflects economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representation that it does not expect to benefit from the float on any Fund monies, but that the Manager will benefit from the Fund’s investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders would benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Approval of the Subadvisers

Prior to the meeting, the Board reviewed information provided by each Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreements. With respect to each Subadviser, except for Aristotle, the Board also considered information that had been provided by the Subadviser to the Board of American Beacon Funds (“Beacon Trust”) at its May 17, 2016 and June 7-8, 2016 meetings in connection with the review of the current investment advisory agreement among the Subadviser, the Manager and the Beacon Trust, on behalf of the Existing Funds for which the Subadviser serves as subadviser. In addition, the Investment Committee of the Board met with representatives of Aristotle.

Provided below is an overview of the primary factors the Board considered at its February 27-28, 2017 meetings at which the Board considered the approval of each Advisory Agreement. With respect to each Subadviser, in determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of the Subadviser; (3) the potential materiality of the estimated costs to be incurred by the Subadviser in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (7) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of an Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by each Subadviser. With respect to each Subadviser, except for Aristotle, the Board considered that it had reviewed the investment advisory agreement among the Subadviser, the Manager and the Beacon Trust as it relates to the Existing Funds for which the Subadviser serves as subadviser at its May 17, 2016 and June 7-8, 2016 meetings. At those meetings, the Board received detailed information regarding the Subadviser, including information with respect to the Subadviser’s financial condition and the adequacy of its compliance program. The Board considered the representation of each Subadviser, except for Aristotle, that there has been no material change to any relevant information provided by the Subadviser to the Board in connection with the May 17, 2016 and June 7-8, 2016 meetings, and that no relevant information would be materially different with respect to the Fund. At its February 27-28, 2017 meetings, the Board also considered information regarding each Subadviser’s principal business activities, its reputation, investment resources, infrastructure and overall capabilities to perform the services under the Advisory Agreement. With respect to Aristotle, the Board also considered information regarding Aristotle’s financial condition and the adequacy of its compliance program. The Board also considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. In addition, the Board also took into consideration the Manager’s recommendation of each Subadviser. The Board considered each Subadviser’s representation that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by each Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve each Advisory Agreement.

Additional Considerations With Respect to Barrow, Hanley, Mewhinney & Strauss, LLC

Performance of Barrow. The Board considered that it was proposed that Barrow would manage two separate sleeves of the Fund: a Large Cap Value Sleeve and a Fixed Income Sleeve. With respect to the Large Cap Value

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

sleeve of the Fund, the Board evaluated the information provided by Barrow and the Manager regarding the performance of Barrow’s portion of the American Beacon Large Cap Value Fund and American Beacon Balanced Fund (equity sleeve) and Barrow’s Large Cap Value Composite relative to the performance of the S&P 500 Index, the Russell 1000 Value Index, the Morningstar U.S. Fund Large Value category (“Morningstar Large Value Category”) and a peer group of funds included in the Large Cap Value Institutional Morningstar category with assets of at least $100 million (“Large Cap Value Peer Group”). The Board considered Barrow’s representation that, for the periods ended December 31, 2016, Barrow’s portion of the American Beacon Large Cap Value Fund and American Beacon Balanced Fund (equity sleeve) and Barrow’s Large Cap Value Composite outperformed the S&P 500 Index for the 1-year period, underperformed the S&P 500 Index for the 3- and 5-year periods, and underperformed the Russell 1000 Value Index and the Large Cap Value Peer Group for the 1-, 3- and 5-year periods. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, Barrow’s Large Cap Value Composite outperformed the Morningstar Large Value Category for the 3- and 5-year periods and underperformed the Morningstar Large Value Category for the 1-year period. The Board considered Barrow’s representation that, among other factors, an underweight position in the utilities, telecommunications consumer staples and real estate sectors had contributed to underperformance during the 1-, 3- and 5-year periods. The Board also considered Barrow’s representation that its value approach to investing will benefit from recent market events.

With respect to the Fixed Income Sleeve of the Fund, the Board evaluated the information provided by Barrow and the Manager regarding the performance of Barrow’s portion of the American Beacon Balanced Fund (fixed income sleeve) and Barrow’s Core Bond Composite relative to the performance of the Bloomberg Barclays US Aggregate Bond Index (“Barclays Aggregate Index”), the Morningstar U.S. Fund Intermediate Bond category (“Morningstar Intermediate Category”) and a peer group of funds in the Intermediate Investment Grade (4-6) Institutional Morningstar category with an average credit quality of A or better (“Fixed Income Peer Group”). The Board considered Barrow’s representation that, for the periods ended December 31, 2016, Barrow’s portion of the American Beacon Balanced Fund (fixed income sleeve) outperformed the Barclays Aggregate Index for the 1- and 5- year periods and underperformed the Barclays Aggregate for the 3-year period. The Board also considered Barrow’s representation that Barrow’s Core Bond Composite outperformed the Barclays Aggregate Index for the 5-year period and underperformed the Barclays Aggregate Index for the 1- and 3-year periods. The Board considered Barrow’s representation that the American Beacon Balanced Fund and Barrow’s Core Bond Composite outperformed the Fixed Income Peer Group for the 3-year period and underperformed the Fixed Income Peer Group for the 1- and 5-year periods. The Board considered the Manager’s representation that, for the periods ended December 31, 2016, Barrow’s Core Bond Composite outperformed the Morningstar Intermediate Category for the 5-year period and underperformed the Morningstar Intermediate Category for the 1- and 3-year periods. The Board considered Barrow’s representation that, among other factors, the conservative positioning of Barrow’s Core Bond Composite had contributed to underperformance during the 1-, 3- and 5-year periods.

Based on the foregoing information, the Board concluded that the historical investment performance record of Barrow supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Barrow and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Barrow on behalf of the Fund. The Board considered that Barrow’s investment advisory fee rate under the Advisory Agreement would be paid to Barrow by the Fund. The Board considered Barrow’s representation that, in calculating the amount of assets under management for purposes of determining the applicable advisory fee rate for the Fund, all other assets managed by Barrow in the same strategy as the Fund on behalf of the Manager’s other clients and funds will be included, which could result in a lower effective fee rate for the Fund. The Board also considered Barrow’s representation that clients of the Manager, including the Fund, have the most advantageous fee schedule offered to Barrow’s large cap and fixed income clients. After evaluating this information, the Board concluded that Barrow’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Costs of the services to be provided and profits to be realized by Barrow and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Barrow from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Barrow with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Barrow’s representation that the fee schedule proposed for the Fund, which includes breakpoints, reflects economies of scale.

Benefits to be derived by Barrow from the relationship with the Fund. The Board considered Barrow’s representation that the proprietary research Barrow receives from brokers in connection with soft dollar transactions with respect to the Fund may be considered an indirect “fall-out” benefit to Barrow. The Board considered Barrow’s representation that Barrow receives no other direct or indirect “fall-out” benefits as a result of its relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to Barrow by virtue of its relationship with the Fund appear to be fair and reasonable.

Additional Considerations With Respect to Brandywine Global Investment Management, LLC

Performance of Brandywine. The Board considered that it was proposed that Brandywine would manage two separate sleeves of the Fund: a Large Cap Value Sleeve and a Fixed Income Sleeve. With respect to the Large Cap Value sleeve of the Fund, the Board evaluated the information provided by Brandywine and the Manager regarding the performance of the Brandywine’s Large Cap Value Composite relative to the performance of the Russell 1000 Value Index, the Morningstar Large Value Category and the Large Cap Value Peer Group. The Board considered Brandywine’s representation that, for the periods ended December 31, 2016, Brandywine’s Large Cap Value Composite outperformed the Russell 1000 Index for the since-inception period, underperformed the Russell 1000 Index for the 1-, 3- and 5-year periods, outperformed the Morningstar Large Value Category for the 1- and 5-year and since-inception periods, and underperformed the Morningstar Large Value Category for the 3-year period. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, Brandywine’s Large Cap Value Composite outperformed the Large Cap Value Peer Group for the 5-year period and underperformed the Large Cap Value Peer Group for the 1- and 3-year periods. The Board considered Brandywine’s representation that, among other factors, positions in the healthcare, consumer discretionary and materials sectors had contributed to underperformance during the 1-, 3- and 5-year periods, as applicable.

With respect to the Fixed Income Sleeve of the Fund, the Board evaluated the information provided by Brandywine and the Manager regarding the performance of Brandywine’s U.S. Fixed Income Composite relative to the performance of the Barclays Aggregate Index, the Fixed Income Peer Group and the Morningstar Intermediate Category. The Board considered Brandywine’s representation that, for the periods ended December 31, 2016, Brandywine’s U.S. Fixed Income Composite outperformed the Barclays Aggregate Index and the Morningstar Intermediate Category for the 1-, 3- and 5-year and since-inception periods. The Board considered the Manager’s representation that, for the periods ended December 31, 2016, Brandywine’s U.S. Fixed Income Composite outperformed the Fixed Income Peer Group for the 1-, 3- and 5-year periods.

Based on the foregoing information, the Board concluded that the historical investment performance record of Brandywine supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Brandywine and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Brandywine on behalf of the Fund. The Board considered that Brandywine’s investment advisory fee rate under the Advisory Agreement would be paid to Brandywine by the Fund. The Board considered Brandywine’s representation that, in calculating the amount of assets under management for purposes of determining the applicable advisory fee rate for the Fund, all other assets managed by Brandywine in the same strategy as the Fund on behalf of the Manager’s other clients and funds will be included, which could result in a lower effective fee rate for the Fund. The Board also considered Brandywine’s

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

representation that the proposed advisory fee rate for the Fund is less than the rate paid by any other fully discretionary separate account client in the balanced and large cap value strategies, but that other large sub-advisory clients may be able to access these strategies for a slightly lower fee if all or a substantial portion of their assets are non-discretionary and Brandywine does not have the responsibility for operations, trading execution and other service provided to discretionary clients. After evaluating this information, the Board concluded that Brandywine’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Brandywine and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Brandywine from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Brandywine with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered that the fee schedule proposed for the Fund includes breakpoints, which reflect economies of scale. The Board also considered Brandywine’s representation that there are no significant further economies of scale to be realized in connection with the services that Brandywine proposes to provide to the Fund and that the proposed fee schedule is appropriate.

Benefits to be derived by Brandywine from the relationship with the Fund. The Board considered Brandywine’s representation that Brandywine and its clients may benefit when Brandywine executes portfolio transactions through full-service broker-dealers that provide Brandywine proprietary brokerage and research services. Based on the foregoing information, the Board concluded that the potential benefits accruing to Brandywine by virtue of its relationship with the Fund appear to be fair and reasonable.

Additional Considerations With Respect to Hotchkis and Wiley Capital Management, LLC

Performance of Hotchkis. The Board evaluated the information provided by Hotchkis and the Manager regarding the performance of Hotchkis’ portion of the American Beacon Balanced Fund and American Beacon Large Cap Value Fund and Hotchkis’ Large Cap Diversified Value Composite relative to the performance of the Russell 1000 Value Index, the S&P 500 Index, the Morningstar Large Value Category and the Large Cap Value Peer Group. The Board considered Hotchkis’ representation that, for the periods ended December 31, 2016, Hotchkis’ portion of the American Beacon Balanced Fund and American Beacon Large Cap Value Fund and Hotchkis’ Large Cap Diversified Value Composite outperformed the Russell 1000 Value Index and the S&P 500 Index for the 1- and 5-year periods and underperformed the Russell 1000 Value Index and the S&P 500 Index for the 3-year period. The Board considered Hotchkis’ representation that its portion of the American Beacon Balanced Fund underperformed the Russell 1000 Value Index and the S&P 500 Index for the since-inception period, and its portion of the American Beacon Large Cap Value Fund outperformed the S&P 500 Index for the since-inception period and had performance that was equal to that of the Russell 1000 Value Index for the since-inception period. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, Hotchkis’ Large Cap Diversified Value Composite outperformed the Morningstar Large Value Category and the Large Cap Value Peer Group for the 1-, 3- and 5-year periods. The Board considered Hotchkis’ representation that, among other factors, stock selection in the utilities, telecommunications and energy sectors had contributed to underperformance during the 3-year period. Based on the foregoing information, the Board concluded that the historical investment performance record of Hotchkis supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Hotchkis and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Hotchkis on behalf of the Fund. The Board considered that Hotchkis’ investment advisory fee rate under the Advisory Agreement would be paid to Hotchkis by the Fund. The Board considered Hotchkis’ representation that, in calculating the amount of assets under management for purposes of determining the applicable advisory fee rate for the Fund, all other assets managed by Hotchkis in the same

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

strategy as the Fund on behalf of the Manager’s other clients and funds will be included, which could result in a lower effective fee rate for the Fund. The Board also considered Hotchkis’ representation that the current and proposed fee schedules for the Manager’s clients are significantly lower than the fee schedules for Hotchkis’ other existing clients and its standard fee schedule. In addition, the Board considered Hotchkis’ representation that Hotchkis has agreed that the fee charged to the Fund will be no more than the fee charged by Hotchkis to any similar client. After evaluating this information, the Board concluded that Hotchkis’ advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Hotchkis and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Hotchkis from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Hotchkis with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Hotchkis’ representation that it believes that the breakpoints included in the proposed fee schedule are appropriate and reflect economies of scale associated with services to be provided to the Fund.

Benefits to be derived by Hotchkis from the relationship with the Fund. The Board considered Hotchkis’ representation that Hotchkis benefits from its association with the Fund. The Board also considered Hotchkis’ representation that it may benefit from the receipt of proprietary research from brokers in connection with soft dollar transactions. Based on the foregoing information, the Board concluded that the potential benefits accruing to Hotchkis by virtue of its relationship with the Fund appear to be fair and reasonable.

Additional Considerations With Respect to Lazard Asset Management LLC

Performance of Lazard. The Board evaluated the information provided by Lazard and the Manager regarding the performance of Lazard’s International Equity (ACW ex-US) Composite (“Lazard Composite”) relative to the performance of the MSCI All Country World ex-US Index (net of foreign taxes) (“MSCI Index”), the Morningstar Foreign Large Blend category (“Morningstar Foreign Category”) and a peer group of funds included in the Foreign Large Value Institutional Morningstar category with at least 10% of assets invested in emerging market countries (“Foreign Large Value Peer Group”). The Board considered Lazard’s representation that, for the periods ended December 31, 2016, the Lazard Composite outperformed the MSCI Index for the 5-year and since-inception periods, underperformed the MSCI Index for the 1- and 3-year periods, outperformed the Morningstar Foreign Category for the 3- and 5-year and since-inception periods, and underperformed the Morningstar Foreign Category for the 1-year period. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Lazard Composite outperformed the Foreign Large Value Peer Group for the 3- and 5-year periods and underperformed the Foreign Large Value Peer Group for the 1-year period. The Board considered Lazard’s representation that the Lazard Composite has outperformed the MSCI Index in each year since inception, except for 2016. Based on the foregoing information, the Board concluded that the historical investment performance record of Lazard supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Lazard and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Lazard on behalf of the Fund. The Board considered that Lazard’s investment advisory fee rate under the Advisory Agreement would be paid to Lazard by the Fund. The Board considered Lazard’s representation that it currently does not sub-advise any mutual funds using the same strategy as that of the Fund, but that the Fund’s proposed fee schedule is the same as that of the fee schedule for Lazard’s portion of the American Beacon International Equity Fund and lower than the fee schedule for a separate account managed in the same strategy as the Fund. The Board also considered that, in calculating the amount of assets under management for purposes of determining the applicable advisory fee rate for the Fund, all other assets managed by Lazard in the same strategy as the Fund on behalf of the Manager’s other clients and funds will be included, which could result in a lower effective fee rate for the Fund. After evaluating this information, the Board concluded that Lazard’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Costs of the services to be provided and profits to be realized by Lazard and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Lazard from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Lazard with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Lazard’s representation that any benefits resulting from economies of scale have been incorporated into the Fund’s proposed fee schedule, which includes breakpoints.

Benefits to be derived by Lazard from the relationship with the Fund. The Board considered Lazard’s representation that it generally will not receive any financial benefit other than the advisory fee paid by the Fund and research obtained through soft dollar equity commission credits.

Additional Considerations With Respect to Templeton Investment Counsel, LLC

Performance of Templeton. The Board evaluated the information provided by Templeton and the Manager regarding the performance of Templeton’s Non-U.S. Equity Composite (“Templeton Composite”) relative to the performance of the MSCI Index, the Morningstar Foreign Category, the Foreign Large Value Peer Group and the eVestment Non-U.S. Diversified Equity peer group (“eVestment Peer Group”). The Board considered Templeton’s representation that, for the periods ended December 31, 2016, the Templeton Composite outperformed the MSCI Index for the 5-year and since-inception periods, underperformed the MSCI Index for the 1-, 3- and 10-year periods, outperformed the eVestment Peer Group for the 1-year and since-inception periods, and underperformed the eVestment Peer Group for the 3-, 5- and 10-year periods. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, the Templeton Composite outperformed the Morningstar Foreign Category and the Foreign Large Value Peer Group for the 5-year period and underperformed the Morningstar Foreign Category and the Foreign Large Value Peer Group for the 1- and 3-year periods. The Board considered Templeton’s representation that, among other factors, an overweight position in the energy sector detracted from performance in 2014 and positioning among the financial and health care sectors detracted from performance in 2016. The Board also considered Templeton’s representation that it maintains conviction in the strategy’s positioning going forward. Based on the foregoing information, the Board concluded that the historical investment performance record of Templeton supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Templeton and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Templeton on behalf of the Fund. The Board considered that Templeton’s investment advisory fee rate under the Advisory Agreement would be paid to Templeton by the Fund. The Board considered Templeton’s representation that the Fund’s proposed fee schedule is the same as that of the fee schedule for Templeton’s portion of the American Beacon International Equity Fund and that, excluding similar accounts established prior to November 1, 2015, Templeton does not offer any existing client of similar size and receiving comparable services a lower advisory fee than that charged to Templeton’s portion of the American Beacon International Equity Fund. The Board considered that, in calculating the amount of assets under management for purposes of determining the applicable advisory fee rate for the Fund, all other assets managed by Templeton in the same strategy as the Fund on behalf of the Manager’s other clients and funds will be included, which could result in a lower effective fee rate for the Fund. After evaluating this information, the Board concluded that Templeton’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Templeton and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Templeton from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Templeton with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements (Unaudited)

Economies of Scale. The Board considered Templeton’s representation that it is not aware of specific, material effects on economies of scale that result from the Templeton’s relationship with the Fund. The Board also noted that the proposed advisory fee includes breakpoints.

Benefits to be derived by Templeton from the relationship with the Fund. The Board considered Templeton’s representation that it may benefit indirectly from its relationship with the Fund, including reputational benefits and the ability to include Templeton’s portion of the Fund in its composite. The Board also considered Templeton’s representation that it may receive research and other services obtained with client commissions generated by the Fund.

Additional Considerations With Respect to Aristotle Capital Management, LLC

Performance of Aristotle. The Board evaluated the information provided by Aristotle and the Manager regarding the performance of Aristotle’s Value Equity Composite relative to the performance of the S&P 500 Index, the Russell 1000 Value Index, the Morningstar Large Value Category and the Large Cap Value Peer Group. The Board considered Aristotle’s representation that, for the periods ended December 31, 2016, Aristotle’s Value Equity Composite outperformed the S&P 500 Index for the 1-, 3- and 5-year and since-inception periods, outperformed the Russell 1000 Value Index for the 3- and 5-year and since-inception periods, and underperformed the Russell 1000 Value Index for the 1-year period. The Board also considered the Manager’s representation that, for the periods ended December 31, 2016, Aristotle’s Value Equity Composite outperformed the Morningstar Large Value Category and the Large Cap Value Peer Group for the 1-, 3- and 5-year periods. Based on the foregoing information, the Board concluded that the historical investment performance record of Aristotle supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Aristotle and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Aristotle on behalf of the Fund. The Board considered that Aristotle’s investment advisory fee rate under the Advisory Agreement would be paid to Aristotle by the Fund. The Board considered Aristotle’s representation that the fee schedule proposed for the Fund is lower than Aristotle’s standard fee schedule and that Aristotle does not charge a lower advisory fee to other clients for comparable services. After evaluating this information, the Board concluded that Aristotle’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Aristotle and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Aristotle from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Aristotle with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Aristotle’s representation that the proposed fee schedule for the Fund, which includes breakpoints, reflects that economies of scale may be achieved as the Fund’s assets increase.

Benefits to be derived by Aristotle from the relationship with the Fund. The Board considered Aristotle’s representation that it may receive potential “fall-out” benefits as a result of its relationship with the Fund, including better trade execution and enhanced access to research.

Board’s Conclusion

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or each Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate under each Advisory Agreement is fair and reasonable and that the approval of each Advisory Agreement is in the best interests of the Fund and approved each Advisory Agreement.

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young, LLP Dallas, TX

American Beacon Funds and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code March 24, 2017 to disclose the addition of the Institutional Funds Trust, disclose a change in the Principal Financial Officer and disclosure of conflicts due to Principal Officers serving in positions with affiliates, which also serve as sub-advisors. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds Trust

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 10, 2017

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: July 10, 2017